Disclosure of detailed information about reclamation and remediation provision, by site (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Total Reclamation and remediation provision	$ 27,411	$ 3,466	$ 3,649
Current Reclamation and remediation provision	4,446	0
Non-current Reclamation and remediation provision	22,965	3,466
Guanajuato Mine Complex [Member]
Statement [Line Items]
Total Reclamation and remediation provision	2,258	2,224
Current Reclamation and remediation provision	0	0
Non-current Reclamation and remediation provision	2,258	2,224
Topia Mine [Member]
Statement [Line Items]
Total Reclamation and remediation provision	1,486	1,242
Current Reclamation and remediation provision	0	0
Non-current Reclamation and remediation provision	1,486	1,242
Coricancha Mining Complex [Member]
Statement [Line Items]
Total Reclamation and remediation provision	23,667	0
Current Reclamation and remediation provision	4,446	0
Non-current Reclamation and remediation provision	$ 19,221	$ 0